8. Stockholders' Deficiency	12 Months Ended
Dec. 31, 2016
Notes
8. Stockholders' Deficiency

8. STOCKHOLDERS’ DEFICIENCY

Authorized stock

In contemplation of the acquisition of iMedical on February 2, 2016, the Company’s Board of Directors and shareholders approved the increase in authorized capital stock from 100,000,000 shares of common stock to 125,000,000 shares of common stock, with a par value of $0.001 per share, and from 1,000,000 shares of preferred stock to 10,000,000 shares of preferred stock, with a par value of $0.001 per share.

As at December 31, 2016, the Company is authorized to issue 125,000,000 (December 31, 2015 – 100,000,000) shares of common stock ($0.001 par value) and 10,000,000 (December 31, 2015 – 1,000,000) shares of preferred stock ($0.001 par value).

Exchange Agreement

As explained in detail in Note 1 to the consolidated financial statements, with the closing of the Acquisition Transaction on February 2, 2016:

•         Biotricity’s sole existing director resigned and a new director who is the sole director of the Company was appointed to fill the vacancy;

•         Biotricity’s sole Chief Executive Officer and sole officer, who beneficially owned 6,500,000 shares of outstanding common stock, resigned from all positions and transferred all of his shares back for cancellation;

•         The existing management of the Company were appointed as executive officers; and

•         The existing shareholders of the Company entered into a transaction whereby their existing common shares of the Company were exchanged for either (a) a new class of shares that are exchangeable for shares of Biotricity’s common stock, or (b) shares of Biotricity’s common stock, which (assuming exchange of all such exchangeable shares) would equal in the aggregate a number of shares of Biotricity’s common stock that constitute 90% of Biotricity’s issued and outstanding shares.

In addition, effective on the closing date of the acquisition transaction:

•         Biotricity issued approximately 1.197 shares of its common stock in exchange for each common share of the Company held by the Company shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada). Accordingly the Company issued 13,376,947 shares;

•         Shareholders of the Company who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of the Company held. Accordingly the Company issued 9,123,031 exchangeable shares;

•         Each outstanding option to purchase common shares in the Company (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;

•         Each outstanding warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1

•         Each outstanding advisor warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Advisor Warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and

•         The outstanding 11% secured convertible promissory notes of the Company were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the convertible promissory notes into shares of the common stock of Biotricity at a 25% discount to purchase price per share in Biotricity’s next offering.

Issuance of common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

At December 31, 2016 and December 31, 2015 there were 17,131,589 and 15,876,947, respectively, shares of common stock issued and outstanding. Additionally, as of December 31, 2016, there were 9,123,031 outstanding exchangeable shares. There is currently one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement.

Out of outstanding common stock of 26,254,260 as at December 31, 2016, 288,248 are held in escrow and subject to forfeiture (see Note 12) in the event the Company does not raise at least $6 million by May 2, 2017 with provisions for pro rata adjustments for the financing raised so far.

Issued and outstanding stock

a)       Share issuances

During May 2015, the Company repurchased 1,316,700 (1,100,000 Pre-Exchange Agreement) of its outstanding common shares at cost from a former director.  These shares were cancelled upon their repurchase.

During the year ended December 31, 2016, as explained in Note 6, the Company issued 912,652 shares of common stock in connection with the conversion of notes.

During the year ended December 31, 2016, the Company issued an aggregate of 210,625 shares of common stock to six consultants. $604,475 representing the fair value of the shares issued was charged to operations. An additional 77,463 shares are to be issued, subsequent to year-end, in connection with commitments relating to the December 31, 2016 year end, $200,855 representing the fair value of these shares charged to operations.  The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

During the year ended December 31, 2016, the Company issued an aggregate of 131,365 shares of its common stock upon exercise of warrants and received $105,500 of exercise cash proceeds.

b)       Warrant exercises

During March and May 2015, 598,500 (500,000 pre-Exchange Agreement) warrants were exercised at a price of $0.84 ($1.01 pre-Exchange Agreement) per share and the Company received gross cash proceeds of $500,584 (net proceeds of $470,758).  In connection with the proceeds received, the Company paid in cash $35,420 as fees and issued 41,895 (35,000 pre-Exchange Agreement) broker warrants which were fair valued at $5,594 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.84 ($1.01 pre-Exchange Agreement), a risk free rate ranging from 0.04% to 1.07% and expected volatility of 94%, determined based on comparable companies historical volatilities.

During August and September 2015, 299,250 (250,000 pre-Exchange Agreement) warrants were exercised at a price of $0.88 ($1.05 pre-Exchange Agreement) per share and the Company received gross cash proceeds of $253,800 (net proceeds of $236,438).  In connection with the proceeds received, the Company paid in cash $17,362 as fees and issued 20,947 (17,500 pre-Exchange Agreement) broker warrants which were fair valued at $14,627 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 24 months, a risk free rate ranging from 0.04% to 1.07%, stock price of $2 and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

c)       Warrant issuances

During September and October 2015, the Company entered into agreements for the issuance for a total of 724,185 (605,000 pre-Exchange Agreement) warrants against services, entitling the holders to purchase one common share against each warrant at an exercise price of $0.84 ($1 pre-Exchange Agreement) per warrant to be exercised within 180 to 730 days from the issuance date.  The fair value of the warrants on the issuance date was $672,749, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2015 with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life ranging from 180 to 730 days, a risk free rate ranging from 0.04% to 1.07%, stock price of $2, annual attrition rate of 5% and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

During the year ended December 31, 2016, the Company issued 472,084 warrants in connection with consulting services, entitling the holders to purchase one common share against each warrant at an exercise price in the range of $2.00-$2.58. These warrants were fair valued amounting to approximately $474,232 which was charged to the statement of operations. The fair value has been estimated using a multi-nominal lattice model with an expected life ranging from 0.75 to 3 years, a risk free rate ranging from 0.45 to 1.47, stock price of $2.15 to $2.58 annual attrition rate of up to 5% and expected volatility in the range of 101% to 105% determined based on comparable companies historical volatilities.

d)       Stock-based compensation

i)                     2015 Directors, Officers and Employees Stock Option Plan

On March 30, 2015, iMedical approved Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,000,000 options. This plan was established to enable the Company to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the Company.  As of December 31, 2016, there were no outstanding vested options and 137,500 unvested options at an exercise price of $.0001 under this plan.  These options now represent the right to purchase shares of the Company’s common stock using the same exchange ratio of approximately 1.1969:1, thus there were 164,590 (35,907 had been cancelled) adjusted unvested options as at December 31, 2016.  No other grants will be made under this plan.

The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of December 31, 2016	164,590	0.0001

During the year ended December 31, 2016, no options under this plan were exercised (December 31, 2015: 3,390,503 (2,832,500 Pre-Exchange Agreement) options were exercised).

ii)                   2016 Equity Incentive Plan

In addition, on February 2, 2016, the Board of Directors of the Company approved 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the participating company group and its stockholders by providing an incentive to attract, retain and reward persons performing services for the participating company group and by motivating such persons to contribute to the growth and profitability of the participating company group. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the Committee; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan pursuant to awards shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the Effective Date, so the number of shares that may be issued is an amount no greater than 15% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During the year ended December 31, 2016, the Company granted an officer options to purchase an aggregate of 2,499,998 shares of common stock at an exercise price of $2.20 subject to a 3 year vesting period, with the fair value of the options being expensed over a 3 year period.  Two additional employees were also granted 175,000 options to purchase shares of common stock at an exercise price of $2.24 with a 1 year vesting period, with the fair value of the options being expensed over a 1 year period. One additional employee was also granted 35,000 options to purchase shares of common stock at an exercise price of $2.24 with a 2 year vesting period, with the fair value of the options expensed over a 2 year period.  A total of $405,058 was charged to operations as stock based compensation, included in general and administrative expenses, costs for the option grants to the 4 employees.

The following table summarizes the stock option activities of the Company in 2016:

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	-
Outstanding as of December 31, 2016	2,709,998	2.2031

The fair value of each option granted is estimated at the time of grant using multi-nomial lattice model using the following assumptions for both 2016 and 2015:

	2016	2015
Exercise price ($)	2.00 – 2.58	0.0001
Risk free interest rate	0.45% – 1.47%	0.04% – 1.07%
Expected term (Years)	1.0 – 3.0	10.0
Expected volatility	101% – 105%	94%
Expected dividend yield	0.00%	0.00%
Fair value of option ($)	0.88	0.74
Expected forfeiture (attrition) rate	0.00% – 5.00%	5.00% – 20.00%

At December 31, 2016, the Company had the following warrant securities outstanding:

	Broker Warrants	Consultant Warrants	Warrants with Convertible Notes*	Total
December 31, 2015	271,742	380,000	-	651,742
RTO adjustment**	53,507	74,860	-	128,367
After RTO	325,249	454,860	-	780,109
Less: Exercised	-	(131,365)	-	(131,365)
Less: Expired	-	(245,695)	-	(245,695)
Add: Issued	-	472,084	-	472,084
December 31, 2016	325,249	549,884	-	875,133

Exercise Price	$0.75-$1.49	$0.84-$2.58	$2.00
Expiration Date	September 2017 to October 2019	October 2017 to December 2019	March 2021 to November 2021

* In conjunction with issuance of convertible notes as disclosed in Note 6, as at December 31, 2016 the Company is committed to issue 1,598,335 warrants upon maturity of the notes.  This includes the conversion of the principal amount and interest accrued and outstanding as at December 31, 2016.

**As explained above, on February 2, 2016 all outstanding warrants have been increased by a factor of 1.197.

During the year ended December 31, 2016, 245,695 warrants expired unexercised.